Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalent	$ 1,698,401	$ 1,462,218
Amounts receivable	846,928	670,556
Marketable securities	4,254,503	1,076,142
Prepaid expenses and other assets	352,596	223,425
Total current assets	7,152,428	3,432,341
Non-current assets
Property, plant, and equipment	5,755,091	5,734,412
Right-of-use assets	204,499	54,601
Mineral interests	4	4
Restricted cash	1,437,875	1,437,875
Total assets	14,549,897	10,659,233
Current liabilities
Accounts payable and accrued liabilities	2,800,319	1,616,118
Current portion of lease liabilities	104,708	26,174
Deferred revenue	414,323
Loan payable	718,918
Secured convertible debentures		4,481,066
Flow-through liability		102,524
Total current liabilities	4,038,268	6,225,882
Non-current liabilities
Lease liabilities	107,386	28,427
Asset retirement obligation ("ARO")	13,754,006	14,219,544
Total liabilities	17,899,660	20,473,853
Shareholders' deficit
Share capital	98,320,934	87,783,671
Equity component of convertible debentures		2,659,366
Warrants	1,694,494	1,694,494
Contributed surplus	11,119,146	9,494,098
Accumulated deficit	(114,484,337)	(111,446,249)
Total shareholders' deficit	(3,349,763)	(9,814,620)
Total liabilities and shareholders' deficit	$ 14,549,897	$ 10,659,233